Share-Based Payments - Stock Option Activity (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Summary of stock option activity and related information
Outstanding, December 31, 2015, Shares | shares	2,056
Outstanding, December 31, 2015, Weighted-Average Exercise Price Per Share | $ / shares	$ 21.37
Granted, Shares | shares	186
Granted, Weighted-Average Exercise Price Per Share | $ / shares	$ 36.15
Exercised (shares) | shares	(563)
Exercised, Weighted-Average Exercise Price Per Share | $ / shares	$ 23.14
Forfeitures, Shares | shares	(102)
Forfeiture, Weighted Average Exercise price Per Share | $ / shares	$ 37.22
Expirations, Shares | shares	(2)
Expirations, Weighted-Average Exercise Price Per Share | $ / shares	$ 24.72
Outstanding, December 31, 2016, Shares | shares	1,575
Outstanding, December 31, 2016, Weighted-Average Exercise Price Per Share | $ / shares	$ 21.45
Outstanding, December 31, 2016, Remaining Life	4 years 3 months
Outstanding, December 31, 2016, Aggregate Intrinsic Value | $	$ 31.3
Exercisable, December 31, 2016, Shares | shares	1,442
Exercisable, December 31, 2016, Weighted-Average Exercise Price Per Share | $ / shares	$ 19.94
Exercisable, December 31, 2016, Remaining Life	3 years 11 months
Exercisable, December 31, 2016, Aggregate Intrinsic Value | $	$ 30.8